DERIVATIVE INSTRUMENTS	6 Months Ended	12 Months Ended
	Jul. 02, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

7.  DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives are determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements are designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives are recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements.  Our senior secured credit facilities are subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable over the term of the credit facilities. We have four interest rate swap agreements which we have designated as cash flow hedges for accounting purposes, and the hedges are considered effective. As such, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and is reclassified into interest expense in our unaudited condensed consolidated statement of operations in the period in which it affects income (loss).

Information regarding our interest rate swap agreements as of July 2, 2011 is presented below (in thousands):

Maturity Date	Notional Amount	Pay Fixed	Receive Floating	Estimated loss expected to be reclassified into earnings within the next twelve months
December 2011	$75,000	2.55%	1 month LIBOR	$876
December 2011	75,000	2.585%	1 month LIBOR	890
December 2011	75,000	2.595%	1 month LIBOR	894
December 2011	75,000	2.60%	1 month LIBOR	896
				$3,556

Foreign Exchange Rate Contracts.  We utilize Mexican Peso (MXP) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXP. Foreign exchange forward contracts held as of July 2, 2011 expire weekly through December 2011. While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our unaudited condensed consolidated statements of operations.

Information regarding the notional amounts of our foreign exchange forward contracts is presented in the table below (in thousands):

	Notional Amount (MXP)		Notional Amount (USD)
	July 2, 2011	December 31, 2010	July 2, 2011	December 31, 2010
Foreign exchange contracts not designated as hedges	201,229	116,910	$16,789	$9,428

The following table summarizes the location and fair value of derivative instruments in our unaudited condensed consolidated balance sheets for the period presented (in thousands):

	Balance Sheet Location	July 2, 2011	December 31, 2010
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$407	$374

Derivative Liabilities:
Interest rate swap agreements designated as cash flow hedges	Other current liabilities	$3,556	$6,707

The following table summarizes the effect of derivative instruments on our unaudited condensed consolidated statements of operations (in thousands):

		Three Months Ended		Six Months Ended
	Location of gain (loss)	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(1,797)	$(2,998)	$(3,577)	$(6,193)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	204	(1,015)	33	24
		$(1,593)	$(4,013)	$(3,544)	$(6,169)

(1)          Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in accumulated other comprehensive income (loss) is presented below (in thousands):

	Three Months Ended		Six Months Ended
	July 2, 2011	July 3, 2010	July 2, 2011	July 3, 2010
Interest rate swaps designated as cash flow hedges	$190	$2,046	$426	$5,869

As of July 2, 2011, the cumulative amount included in accumulated other comprehensive income (loss) related to derivative instruments designated as cash flow hedges was $2.2 million (net of tax).

11.                              DERIVATIVE INSTRUMENTS

We use derivative financial instruments to manage interest rate risk related to our variable rate credit facilities and risk related to foreign currency exchange rates. Our objective is to reduce the risk to earnings and cash flows associated with changes in interest rates and changes in foreign currency exchange rates. Before acquiring a derivative instrument to hedge a specific risk, we evaluate potential natural hedges. Factors considered in the decision to hedge an underlying market exposure include the materiality of the risk, the volatility of the market, the duration of the hedge, and the availability, effectiveness and cost of derivative instruments. We do not use derivative instruments for speculative or trading purposes.

All derivatives, whether designated as hedging relationships or not, are recorded on the balance sheet at fair value. The fair value of our derivatives is determined through the use of models that consider various assumptions, including time value, yield curves and other relevant economic measures which are inputs that are classified as Level 2 in the valuation hierarchy. The classification of gains and losses resulting from changes in the fair values of derivatives is dependent on the intended use of the derivative and its resulting designation. Our interest rate swap agreements are designated as cash flow hedges, and accordingly, effective portions of changes in the fair value of the derivatives are recorded in accumulated other comprehensive income (loss) and subsequently reclassified into our consolidated statement of operations when the hedged forecasted transaction affects income (loss). Ineffective portions of changes in the fair value of cash flow hedges are recognized in income (loss). Our foreign exchange contracts have not been designated as hedges, and accordingly, changes in the fair value of the derivatives are recorded in income (loss).

Interest Rate Swap Agreements.  Our Senior Secured Credit Facility is subject to floating interest rates. We manage the risk of unfavorable movements in interest rates by hedging a portion of the outstanding loan balance, thereby locking in a fixed rate on a portion of the principal, reducing the effect of possible rising interest rates and making interest expense more predictable over the term of the credit facilities. We have four interest rate swap agreements which we have designated as cash flow hedges for accounting purposes, and the hedges are considered effective. As such, the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and is reclassified into interest expense in our consolidated statement of operations in the period in which it affects income (loss).

Information regarding our interest rate swap agreements as of December 31, 2010 is presented below (in thousands):

Maturity Date (1)	Notional Amount	Pay Fixed	Receive Floating	Estimated loss expected to be reclassified into earnings within the next twelve months
January - December 2011	$75,000	2.55%	1 month LIBOR	$1,652
January - December 2011	75,000	2.60%	1 month LIBOR	1,690
January - December 2011	75,000	2.585%	1 month LIBOR	1,679
January - December 2011	75,000	2.595%	1 month LIBOR	1,686
				$6,707

(1)         For derivative instruments that become effective subsequent to December 31, 2010, we present a range of dates that represent the period covered by the applicable derivative instrument.

Foreign Exchange Rate Contracts.  We utilize Mexican Peso (MXP) foreign exchange forward contracts to hedge a portion of our exposure to fluctuations in foreign exchange rates, as our Mexico-based manufacturing operations incur costs that are largely denominated in MXP. These foreign exchange forward contracts expire weekly throughout fiscal year 2011.While our foreign exchange forward contracts act as economic hedges, we have not designated such instruments as hedges for accounting purposes. Therefore, gains and losses resulting from changes in the fair values of these derivative instruments are recorded in other income (expense), net, in our accompanying consolidated statements of operations.

Information regarding the notional and fair value of our foreign exchange forward contracts as of December 31, 2010 and 2009 is presented in the table below (in thousands):

December 31, 2010			December 31, 2009
Notional Value MXP	Notional Value USD	Fair Value USD	Notional Value MXP	Notional Value USD	Fair Value USD
116,910	$9,054	$9,428	190,745	$14,242	$14,331

The following table summarizes the fair value of derivative instruments in our consolidated balance sheets (in thousands):

	Balance Sheet Location	December 31, 2010	December 31, 2009
Derivative Assets:
Foreign exchange forward contracts not designated as hedges	Other current assets	$374	$89

Derivative Liabilities:
Current portion of interest rate swap agreements designated as cash flow hedges	Other current liabilities	$6,707	$9,701
Long-term portion of interest rate swap agreements designated as cash flow hedges	Other long-term liabilities	—	1,543
		$6,707	$11,244

The following table summarizes the effect our derivative instruments have on our consolidated statements of operations (in thousands):

		Year Ended December 31,
	Location of gain (loss)	2010	2009	2008
Interest rate swap agreements designated as cash flow hedges	Interest expense (1)	$(12,211)	$(18,164)	$(3,440)
Foreign exchange forward contracts not designated as hedges	Other income (expense), net	285	2,913	(2,824)
		$(11,926)	$(15,251)	$(6,264)

(1)         Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.

The pre-tax loss on derivative instruments designated as cash flow hedges recognized in accumulated other comprehensive income (loss) is presented below (in thousands):

	Year Ended December 31,
	2010	2009	2008
Interest rate swap agreements designated as cash flow hedges	$7,674	$16,136	$12,800

As of December 31, 2010, the cumulative amount included in accumulated other comprehensive income (loss) related to derivative instruments designated as cash flow hedges was $4.1 million (net of tax).